Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Foreign currency translation adjustment, taxes	0	0	0
Issuance of ordinary shares, issuance cost	60,729,250